Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of cash flows - Parent [Member] - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,731,735	$ 7,147,798
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	(1,393,331)	(7,152,623)
Short-term investment income	(696,430)
Net cash used in operating activities	(358,026)	(4,825)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares in IPO		21,941,916
Cash lent to subsidiaries		(237,108)
Cash repayment from subsidiaries	299,592
Net cash provided by financing activities	299,592	21,704,808
EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	(374)	(396,314)
CHANGES IN CASH	(58,808)	21,303,669
CASH, beginning of period	110,393
CASH, end of period	$ 51,585	$ 21,303,669